Ordinary Shares - Additional Information (Detail)		12 Months Ended
	Sep. 23, 2016 shares	Dec. 31, 2018 Vote $ / shares shares	Dec. 31, 2017 Vote $ / shares shares
Class of Stock [Line Items]
Shares authorized		200,000,000	200,000,000
Common stock, conversion basis		Each Class A ordinary share is convertible into one Class B ordinary share at any time by the holder thereof. Class B ordinary shares are not convertible into Class A ordinary shares under any circumstances.
Class A Ordinary Shares
Class of Stock [Line Items]
Shares par value | $ / shares		$ 0.001	$ 0.001
Ordinary share, shares authorized (in shares)		20,000,000	20,000,000
Number of votes per share | Vote		10	10
Ordinary share, shares issued (in shares)		4,543,461	4,543,461
Ordinary share, shares outstanding (in shares)		4,543,461	4,543,461
Class B Ordinary Shares
Class of Stock [Line Items]
Shares par value | $ / shares		$ 0.001	$ 0.001
Ordinary share, shares authorized (in shares)		180,000,000	180,000,000
Number of votes per share | Vote		1	1
Shares issued in IPO	7,705,000
Number of common stock issued upon conversion	12,030,166
Ordinary share, shares issued (in shares)		26,289,929	26,280,367
Ordinary share, shares outstanding (in shares)		26,289,929	26,280,367